SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax benefit	$ (4,159,890)	$ (3,252,516)	$ (3,006,541)
Total income tax expense	18,036,180	64,171,809	25,125,820
People Republic China [Member]
Current income tax expense	29,715,744	27,133,958	28,132,361
Deferred income tax benefit	(4,657,379)	(3,252,516)	(3,006,541)
US [Member]
Current income tax expense	(7,519,674)	40,290,367	0
Deferred income tax benefit	$ 497,489	$ 0	$ 0